Consolidated Statements of Cash Flows € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Cash flows from operating activities
Net profit (loss)	€ (10,399)	€ 9,058
Attributable to non-controlling interests	0	0
Adjustments for:
+ Depreciation and amortization on tangible and intangible assets	944	1,511
+ Impairment and provision for litigation	(74)	(1,424)
+ Expenses related to share-based compensation	148	217
- Gain on disposal of property, plant and equipment	1	330
+ Net finance expenses (revenue)	1,057	2,590
+ Income tax expense (benefit)	40	(2,895)
+ Other non-cash items	1,095	(35,506)
Operating cash flows before change in working capital	(7,188)	(26,118)
Change in:
Decrease (increase) in trade receivables and other assets	(5,071)	(3,216)
(Decrease) increase in trade payables and other liabilities	(35,241)	1,518
Change in working capital	(40,311)	(1,698)
Income tax paid	0	6
Net cash flows provided by (used in) in operating activities	(47,499)	(27,810)
Cash flows from investment activities
- Acquisition of property, plant and equipment	251	(21)
+ Proceeds from disposal of / reimbursement of property, plant and equipment	0	224
- Acquisition of financial instruments	(449)	12
Net cash flows provided by (used in ) investment activities	(199)	215
Cash flows from financing activities
+ Proceeds from issue of share capital (net)	0	0
+ Proceeds from subscription / exercise of share warrants	0	0
+ Proceeds from new loans and borrowings net of issue costs	0	10,905
- Repayments of loans and borrowings	(310)	(48,028)
- Payments on lease debts	(593)	(1,009)
- Financial interests paid (including finance lease)	(1,057)	(1,058)
+ Financial interests received	17	224
Net cash flows provided by (used in ) financing activities	(1,943)	(38,966)
Increase (decrease) in cash and cash equivalents	(49,641)	(66,561)
Cash and cash equivalents at the beginning of the period	258,756	171,029
Effects of exchange rate changes on cash	0	(88)
Cash and cash equivalents at the end of the period	€ 209,115	€ 104,380